TAX MATTERS	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Disclosure of income tax [text block]
20)    TAX MATTERS
a)    Income tax
The reconciliation between the income tax expense that would result in applying the statutory tax rate and the income tax expense recorded is as follow:

	Thousands of U.S. dollars
	For the years ended December 31,
	2020	2021	2022
(Loss) before income tax	(42,101)	(88,492)	(203,272)
Income tax applying the statutory tax rate (*)	6,694	23,926	43,038
Permanent differences	(175)	(5,398)	(13,251)
Adjustments due to international tax rates	(1,018)	2,800	4,100
Tax credits / Withholding Tax of Spanish Branches	(4,661)	(4,510)	4,926
DTA write off	(5,619)	(21,277)	(131,118)
Total income tax expense	(4,779)	(4,459)	(92,305)

(*) Statutory tax rate refers to a combined rate of the group including all subsidiaries.
Permanent differences in 2022 are mainly related to equity and dividends distributions which represents non-taxable items in Spain, Brazil, Guatemala, and Chile.
DTA write off in 2022 are mainly impacted by the reversal of DTA of Tax Losses of Atento Brasil and Mexico by 77,875 thousand of U.S. dollars offset by 7,319 a credit of withholding tax in Atento Mexico. After an evaluation of the expected future performance of the business of Atento Brazil and Mexico, management has considered that it is not probable that the future taxable profit made by these entities in the coming years will be enough to offset the deferred tax asset recognized. Regarding this assessment, management noted the expense structure is currently compromised by high financial expenses (e.g accumulated Brazil interbank deposit rate (“CDI”) increased from 4,4% in 2021 to 12,4% in 2022), decline in Multisector sales where certain clients shifted a portion of volumes to other CX providers, following the October 2021 cyberattack that temporarily disrupted Atento’s Brazil operations, changes in outsourcing regulations in Mexico that required the suspension or internalization of certain sales services and changes to Mexican labor law effective in 2023, resulting the minimum wage and amount of paid vacation increase. These events have relevant impact on the capability of entities to generate positive results. This evaluation has also considered that, in the short term, no significant capital structure changes or corporate reorganizations are expected, which could eventually affect The Company’s capacity to offset tax credits.
Company´s income tax expense is as well impacted by the non-recognition of DTA of Tax Losses in the current year for the Luxco entities, Atento Brasil, Spanish entities and Mexico by 45,370 thousand of U.S. dollars.
The breakdown of the Atento Group’s income tax expense is as follow:

	Thousands of U.S. dollars
	For the years ended December 31,
	2020	2021	2022
Current tax expense	(22,797)	(19,868)	(18,270)
Deferred tax	18,018	15,409	(74,035)
Total income tax expense	(4,779)	(4,459)	(92,305)
b)    Deferred tax assets and liabilities
Details of deferred tax assets and liabilities on December 31, 2021 and 2022 are as follow:

	Thousands of U.S. dollars
	2021	2022
Deferred tax assets
Tax loss carryforwards	45,949	18,517
Tax credits	5,890	6,316
Tax credits – IFRS 16	924	672
Deferred tax assets from temporary differences
Litigations provisions	9,489	1,498
Financial costs	4,735	2,313
Fixed Assets	13,165	2,850
Operating provisions and others	35,048	18,296
Total deferred tax assets	115,200	50,462
Deferred tax liabilities
Intangible assets(**)	(5,742)	(1,290)
Others	644	(7,125)
Total deferred tax liabilities	(5,098)	(8,415)
Balance of assets at December 31, 2021 and 2022(*)	110,102	49,172
Balance of liabilities at December 31, 2021 and 2022(*)	—	(7,125)

(*)    Deferred tax assets/liabilities were offset by the entity that has the legal right to settle the tax amounts on a net basis.
(**)    DTL related to Intangible assets arised of Bain Capital acquisition in 2012.
The deferred tax not recognized on December 31, 2022 is 45,370 thousand of U.S. dollars (52,021 thousand of U.S. dollars in December 31, 2021).
The breakdown and balances of deferred tax assets and deferred tax liabilities on December 31, 2021 and 2022 are as follow:

	Thousands of U.S. dollars
	Balance at 12/31/2020	Income Statement		Translation Differences	Balance at 12/31/2021
		Increases	Decreases
DEFERRED TAX ASSETS	102,353	20,542	(8,623)	928	115,200
Unused tax losses(*)	36,546	9,647	(1,175)	931	45,949
Unused tax credits	7,337	73	(29)	(568)	6,813
Deferred tax assets (temporary differences)(**)	58,470	10,822	(7,419)	565	62,438
DEFERRED TAX LIABILITIES	(11,503)	9,202	(470)	(2,327)	(5,098)
Deferred tax liabilities (temporary differences)	(11,503)	9,202	(470)	(2,327)	(5,098)

(*)    Tax credits for loss carryforwards.
(**)    The increase is mainly due to the constitution of DTA related to Financial Interests in the Spanish Entities.

	Thousands of U.S. dollars
	Balance at 12/31/2021	Income Statement		Translation Differences	Balance at 12/31/2022
		Increases	Decreases
DEFERRED TAX ASSETS	115,200	4,496	(70,805)	1,571	50,462
Unused tax losses(*)	45,949	1,013	(28,928)	483	18,517
Unused tax credits	6,813	—	(205)	(292)	6,316
Deferred tax assets (temporary differences)(**)	62,438	3,483	(41,672)	1,380	25,629
DEFERRED TAX LIABILITIES	(5,098)	—	(2,806)	(511)	(8,415)
Deferred tax liabilities (temporary differences)	(5,098)	—	(2,806)	(511)	(8,415)

(*)    Tax credits for loss carryforwards.
(**)    The decrease is mainly due to the reversal of DTA of Atento Brasil and Atento Mexico Holdco.
There is no expectation of distributing future dividends until this report date. Dividends distribution must be subject to Board approval, and will depend on the Company’s future earnings, cash flow, financial condition, financial covenants, and other relevant factors.
c)    Taxes recoverable/payables
Details of taxes recoverable and payables on December 31, 2021 and 2022 are as follow:

	Thousands of U.S. dollars
	As of December 31,
Recoverable	2021	2022
Non-current
Indirect taxes	4,505	4,364
	4,505	4,364
Current
Indirect taxes	35,451	42,017
Other taxes	7,176	8,632
	42,627	50,649
Income tax	30,899	10,968
Total	78,031	65,981

	Thousands of U.S. dollars
	As of December 31,
Payables	2021	2022
Non-current
Social security	1,653	4,854
	1,653	4,854
Current
Indirect taxes	29,857	44,033
Other taxes	58,749	42,696
	88,606	86,729
Income tax	8,872	3,753
Total	99,131	95,336